OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Other Payable and Accrued Expenses [Table Text Block]
	December 31,	December 31
	2015	2014
Advances from unrelated third-parties	$1,889,818	$3,174,701
Biznest acquisition payable	-	1,548,202
Tax (Other than income tax) payable	1,202,185	854,801
Unrecognized tax benefits	433,000	-
Repurchase common stock payable	392,771	-
Amount due to employees	249,895	681,352
Other current liabilities	402,629	693,901
	$4,570,298	$6,952,957